Equity-accounted investees	12 Months Ended
Dec. 31, 2023
Equity-Accounted Investees
Equity-accounted investees	Equity-accounted investees
7.1    Investments in associates recognized according to the equity method of accounting

	Equity-accounted investees		Share in income of associates accounted for using the equity method			Share in other comprehensive income of associates accounted for using the equity method			Share in total comprehensive income of associates accounted for using the equity method
Associate	As of December 31, 2023	As of December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Ajay North America	17,657	17,654	3,733	5,351	2,802	—	—	—	3,733	5,351	2,802
Ajay Europe SARL	7,722	8,624	4,013	6,130	1,852	382	(498)	360	4,395	5,632	2,212
SAS Adionics	19,514	—	(985)	—	—	—	—	—	(985)	—	—
Electric Era Technologies Inc.	3,000	—	—	—	—	—	—	—	—	—	—
Altilium Metals Ltd.	7,620	—	—	—	—	—	—	—	—	—	—
Total	55,513	26,278	6,761	11,481	4,654	382	(498)	360	7,143	10,983	5,014

					Dividends received for the year ending
Associate	Description of the nature of the relationship	Address	Country of incorporation	Share of ownership in associates	December 31, 2023	December 31, 2022	December 31, 2021
					ThUS$	ThUS$	ThUS$
Abu Dhabi Fertilizer Industries WWL	Distribution and commercialization of specialty plant nutrients in the Middle East.	PO Box 71871, Abu Dhabi	United Arab Emirates	37%	633	3,000	9,438
Ajay North America	Production and distribution of iodine and iodine derivatives.	1400 Industry RD Power Springs GA 30129	United States of North America	49%	4,013	1,576	1,233
Ajay Europe SARL	Production and distribution of iodine and iodine derivatives.	Z.I. du Grand Verger BP 227 53602 Evron Cedex	France	50%	4,682	1,778	992
SAS Adionics	Lithium extraction, salt separation, water treatment for production and lithium cleaning.	17 bis Avenue des Andes Les Ulis, 91940	France	20%	—	—	—
Electric Era Technologies, Inc.	Electric vehicle charging infrastructure, smart grid, renewable technology, demand management, battery storage.	3257 17th Ave W Suite 101 Seattle, Washington 98119.	United States of America	6.82%	—	—	—
Altilium Metals Ltd.	Production of battery-ready cathode materials from electric vehicle batteries.	Phase 2 Room 205 Davy Road, Derrifod, Plymouth.	United Kingdom	3%	—	—	—
Total					9,328	6,354	11,663
7.2    Assets, liabilities, revenue and expenses of associates
The information disclosed reflects the amounts presented in the financial statements of the relevant associates and not the Company's share of those amounts.

	As of December 31, 2023				For the year ended December 31, 2023
	Assets		Liabilities		Revenue	Net income (loss)	Other comprehensive income	Comprehensive income
Associate	Current	Non-current	Current	Non-current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Ajay North America	26,280	16,307	6,553	—	60,019	7,617	—	7,617
Ajay Europe SARL	27,263	3,197	15,015	—	73,952	8,025	12	8,037
SAS Adionics	19,645	12,294	5,141	917	4,156	(4,924)	—	(4,924)
Electric Era Technologies, Inc.	15,486	242	3,702	—	674	(3,177)	—	(3,177)
Altilium Metals Ltd.	1,896	118,228	24,679	—	—	(1,912)	—	(1,912)
Total	90,570	150,268	55,090	917	138,801	5,629	12	5,641

	As of December 31, 2022				For the year ended December 31, 2022
	Assets		Liabilities		Revenue	Net income (loss)	Other comprehensive income	Comprehensive income
Associate	Current	Non-current	Current	Non-current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Ajay North America	30,455	15,972	10,395	2	63,482	10,919	—	10,919
Ajay Europe SARL	33,742	1,992	18,486	—	64,060	12,261	(21)	12,240
Total	64,197	17,964	28,881	2	127,542	23,180	(21)	23,159

	For the year ended December 31, 2021
	Revenue	Net income (loss)	Other comprehensive income	Comprehensive income
Associate
	ThUS$	ThUS$	ThUS$	ThUS$
Ajay North America	47,375	5,718	—	5,718
Ajay Europe SARL	48,409	3,705	(34)	3,671
Total	95,784	9,423	(34)	9,389
7.3    Disclosures regarding interests in associates
(a)Transactions for the year ended December 31, 2023:
•During the second quarter of 2023, the Company received dividends from Abu Dhabi Fertilizer Industries WWL totaling ThUS$ 633, which were presented under "Other gains (losses).
•During the third quarter of 2023, the Company invested ThUS$20,383 to acquire a 20% interest in Adionics Société par actions simplifiée.
•During the third quarter of 2023, the Company invested ThUS$7,620 to acquire a 3% interest in Altilium Metals Ltd., and ThUS$3,000 to acquire a 6.82% interest in Electric Era Technologies Inc. The Company has the right to appoint a director, specific rights over share transfers, and first refusal rights in future capital increases.
(b)Transactions for the year ended December 31, 2022:
•During February 2022, the Company received dividends of ThUS$ 3,000 from Abu Dhabi Fertilizer Industries WWL which triggered a income of ThUS$ 523 recorded in the line item other (losses), corresponding to the excess over the account receivable recognized in December 2021.
(c)Transactions for the year ended December 31, 2021:
•During the first quarter 2021, Kore Potash PLC made a share payment to its non-executive board members (remuneration shares) plus certain employees and former employees (performance shares) which resulted in 0.05% share reduction for the company, leaving it with 20.15%. During the second quarter of 2021, Kore Potash PLC approved a capital stock increase of ThUS$ 13,931 through the issuance of common shares, which resulted in a dilution of 5.5% of SQM shares in the company, with an impact of ThUS$ (5,778) on other gains (losses). As a result of the dilution, the Company considered that there has been a loss of significant influence on the investment, discontinued its measurement through the equity method, and recognized an amount of ThUS$ 3,739 under other gains (losses) related to items recognized in other comprehensive income associated with this investment. See Note 12.1 for more details.
•As of December 31, 2021, the Company received dividends from Abu Dhabi Fertilizer Industries WWL of ThUS$ 9,438 and recognized an account receivable for ThUS$ 2,477 in dividends receivable.
•On June 30, 2021, the Company made an assessment of the recovery of the investment in Abu Dhabi Fertilizer Industries WWL and recognized an impairment of ThUS$ 2,800 in other gains (losses). This impairment was reversed in the second half of the year as the recoverable value amount of the investment later increased.